SHARE CAPITAL	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
SHARE CAPITAL

10.	SHARE CAPITAL

10.1 Authorized: Unlimited number of common shares without par value

10.2 Issued and Outstanding Common Shares:

The details for the common share issuances during the three months ended March 31, 2023 were as follows:

a.	During the three months ended March 31, 2023, the Company issued 925,667 shares at prices ranging from $0.87 to $1.01, the Company incurred share issuance costs of $43 for net proceeds of $824 through its At-the-Market equity program.

10.3 Directors, Consultants, and Employee stock options

The Company has adopted a share option plan for which options to acquire up to 10% of the issued share capital, at the award date, may be granted to eligible optionees from time to time. Generally, share options granted have a maximum term of five years, and a vesting period and exercise price determined by the directors.

A summary of the Company’s directors, consultants, and employee stock options are as follows:

	Number of Options	Weighted Average Exercise Price
		C$
Outstanding, December 31, 2022	1,580,826	3.79
Issued	602,000	1.17
Forfeited	(514,999)	3.02
Outstanding, December 31, 2023	1,667,827	3.08

Forfeited	(166,666)	2.40
Outstanding, March 31, 2024	1,501,161	3.16

During the three months ended March 31, 2024, the Company recognized $62 (March 31, 2023 - $58) on the grant and vesting of options to directors, consultants and employees. The grant date fair value per option was calculated using the Black-Scholes model with the following weighted average assumptions:

The following tables summarize information about the Company’s stock options outstanding at March 31, 2024:

	Options Outstanding	Options Exercisable	Exercise Price	Remaining Contractual Life (Years)	Expiry Date
			C$

November 15, 2019	233,333	233,333	1.50	0.63	November 15, 2024
November 28, 2019	16,666	16,666	1.56	0.66	November 28, 2024
May 4, 2020	24,999	24,999	1.20	1.09	May 4, 2025
November 23, 2020	66,664	66,664	6.15	1.65	November 23, 2025
January 12, 2021	333,333	333,333	6.51	1.78	January 11, 2026
February 1, 2021	41,666	41,666	9.36	1.84	January 31, 2026
April 27, 2021	60,000	50,000	7.24	2.07	April 26, 2026
March 31, 2022	40,000	26,667	2.98	3.00	March 30, 2027
November 25, 2022	82,500	30,000	1.30	3.65	November 24, 2027
May 11, 2023	50,000	8,333	1.02	4.11	May 10, 2028
November 15, 2023	552,000	—	1.18	4.63	November 14, 2028

Total	1,501,161	831,661

10.4 Deferred Share Units

Pursuant to the Company’s Deferred Share Unit (“DSU”) Incentive Plan approved by the board of directors of the Company on July 8, 2018, deferred stock units to acquire common shares of the Company may be granted to specified board members of the Company in accordance with the terms and conditions of the plan.

Each DSU entitles the participant to receive one common share upon vesting. DSUs vest into common shares on the board members’ separation date from the board of directors. DSUs track the value of the underlying common shares, but do not entitle the recipient to the underlying common shares until such DSUs vest, nor do they entitle a holder to exercise voting rights or any other rights attached to ownership or control of the common shares, until the DSU vests and the DSU participant receives common shares.

A summary of the Company’s DSUs are as follows:

Number of DSUs

Outstanding, December 31, 2022	623,701
Issued	666,749
Outstanding, December 31, 2023	1,290,450
Issued	187,745
Outstanding, March 31, 2024	1,478,195

During the three months ended March 31, 2024, the Company issued 187,745 DSUs (March 31, 2023 – 180,378) to board members of the Company that vest upon the board member’s separation date from the Board of Directors.

During the three months ended March 31, 2024, the Company recorded $137 (March 31, 2023 - $140) as stock-based compensation for the fair value of the DSUs issued.